Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0	$ 0
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares, Issued	284,094,700	232,636,700	228,090,300
Common Stock, Shares, Outstanding	284,094,700	232,636,700	228,090,300
Treasury Stock, Common, Shares		11,640,460